Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2016
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 4,100	kr 3,600
Percentage of allowances for estimated losses on gross trade and customer finance receivables	6.00%	5.30%
Allowances for estimated losses on inventory valuation	kr 2,600	kr 2,400
Allowances for estimated losses on inventory valuation, percentage	8.00%	9.00%
Write-downs for intangible assets and goodwill	kr 529	kr 17,230	kr 85
Goodwill	30,035	27,815	43,387
Provisions	16,008	9,879	6,320
Defined benefit obligation (DBO)	90,320	87,645
Fair value of plan assets	64,322	64,939
Deferred tax assets	23,152	21,963	kr 16,998	kr 22,251	kr 14,411
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 33,500	kr 32,000